SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
SUBSEQUENT EVENTS
14	SUBSEQUENT EVENTS

On May 12, 2016, Qpagos Corporation entered into the Merger Agreement with Merger Sub. Pursuant to the Merger Agreement, Merger Sub merged with and into Qpagos Corporation with Qpagos Corporation surviving the Merger as QPAGOS’ wholly owned subsidiary (the “Merger”). Each shareholder of Qpagos Corporation received two shares of the common stock of QPAGOS for each share of common stock owned by such shareholder. QPAGOS also assumed all of the warrants issued and outstanding immediately prior to the Merger, which are now exercisable for approximately 6,219,200 shares of Common Stock. Immediately after the merger, the shareholders of Qpagos Corporation owned approximately 91% of the merged entity,

The acquisition of Qpagos Corporation by QPAGOS has been accounted for as a reverse acquisition for financial accounting purposes. The Reverse Merger is deemed a capital transaction and the net assets of Qpagos Corporation (the accounting acquirer) is carried forward to the Company (the legal acquirer) at their carrying value before the merger. The acquisition process utilizes the capital structure of QPAGOS and the assets and liabilities of Qpagos Corporation are recorded at historical cost. The financials statements of QPAGOS and Qpagos Corporation are being combined and Qpagos Corporation is the operating entity for financial reporting purposes and the financial statements for all periods presented represent the combined financial position and results of operations of Qpagos Corporation. The equity of the Company is the historical equity of Qpagos Corporation presented retroactively to reflect the number of shares issued in the transaction.

On May 27, the Company filed a certificate of amendment changing the name of the Company from Asiya Pearls Inc. to QPAGOS.

On June 1, 2016, the Board of directors approved changing the Company’s year end from October 31 to December 31. As a result of the change in fiscal year, the Company is filing this Transition Report on Form 10-Q covering the transition period from December 31, 2015 to March 31, 2016.

On June 7, 2016, 4,975,000 shares were returned to the Company and recorded as treasury shares, in terms of the Merger Agreement, the effect of this transaction has been retroactively reflected in these financial statements.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2016 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.

QPAGOS Corporation - Parent Company [Member]
SUBSEQUENT EVENTS
14	SUBSEQUENT EVENTS

Subsequent to year end, on February 1, 2016, the Company entered into a consulting agreement with a newly formed Delaware corporation, Yogipay Corporation (“Yogipay”), in terms of the consulting agreement the Company will provide access to its considerable expertise in the payments services business to Yogipay in exchange for 3,000,000 shares of the newly formed entity which represents a 15% ownership interest in Yogipay at the date of entering into the agreement.

On February 16, 2016, the Company entered into consulting agreements with Gibbs Investment Holdings, Gibbs international, Eurosa, Inc. and Robert Skaff, in terms of which the parties have provided consulting services to the Company and continue to provide such services and were issued a total of 2,572,500 common shares of the Company, having a value as determined by the Company of $1.25 per share

On May 12, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Qpagos Merge, Inc., a Delaware corporation and wholly owned subsidiary of a listed shell company, Asiya Pearls, Inc. (“Merger Sub”). Pursuant to the Merger Agreement, Merger Sub merged with and into the Company with the Company surviving the Merger as Asiya Pearls, Inc. (“Asiya”) wholly owned subsidiary (the “Merger”). Each shareholder of the Company received two shares of the common stock of Asiya for each share of common stock owned by such shareholder. Asiya also assumed all of the warrants issued and outstanding immediately prior to the Merger, which are now exercisable for approximately 6,219,200 shares of Common Stock. Immediately after the merger, the shareholders of the Company own approximately 91% of the merged entity,

The acquisition of the Company by Asiya has been accounted for as a reverse acquisition for financial accounting purposes. The Reverse Merger is deemed a capital transaction and the net assets of Asiya (the accounting acquirer) is carried forward to the Company (the legal acquirer) at their carrying value before the merger. The acquisition process utilizes the capital structure of Asiya and the assets and liabilities of the Company are recorded at historical cost. The financials statements of Asiya and the Company are being combined and the Company is the operating entity for financial reporting purposes and the financial statements for all periods presented represent the combined financial position and results of operations of the Company. The equity of the Company is the historical equity of Asiya, presented retroactively to reflect the number of shares issued in the transaction.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2015 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.